Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Major Components Of Tax Expense Income [Abstract]
Tax refund receivable (included in other current assets - other)	$ 1		$ 0
Income tax payable	$ 5,812	$ 194	$ 6,221